AB Variable Products Series Fund, Inc.

AB Sustainable International Thematic Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 28.6%
Electronic Equipment, Instruments & Components – 7.8%
Halma PLC	34,078	$1,017,581
Keyence Corp.	900	417,835
Shimadzu Corp.	26,000	724,207

		2,159,623

IT Services – 3.4%
Accenture PLC - Class A	2,712	940,006

Semiconductors & Semiconductor Equipment – 15.0%
ASML Holding NV	1,085	1,051,865
Infineon Technologies AG	17,350	589,996
MediaTek, Inc.	15,400	558,008
NXP Semiconductors NV	3,648	903,865
Taiwan Semiconductor Manufacturing Co., Ltd.	45,300	1,085,216

		4,188,950

Software – 2.4%
Descartes Systems Group, Inc. (The)(a)	7,323	670,274

		7,958,853

Financials – 20.0%
Banks – 4.7%
Bank Mandiri Persero Tbk PT	1,848,500	841,054
HDFC Bank Ltd.	27,257	475,002

		1,316,056

Capital Markets – 8.6%
Deutsche Boerse AG	3,787	775,539
London Stock Exchange Group PLC	6,945	830,997
Partners Group Holding AG	550	785,667

		2,392,203

Insurance – 6.7%
Aflac, Inc.	8,748	751,103
AIA Group Ltd.	55,400	372,652
Beazley PLC	86,053	723,612

		1,847,367

		5,555,626

Health Care – 18.4%
Health Care Equipment & Supplies – 6.1%
Alcon, Inc.	7,061	584,025
ConvaTec Group PLC(b)	104,108	376,095
STERIS PLC	3,251	730,890

		1,691,010

Health Care Providers & Services – 2.6%
Apollo Hospitals Enterprise Ltd.	9,655	736,019

Life Sciences Tools & Services – 7.3%
Danaher Corp.	2,054	512,925
ICON PLC(a)	2,752	924,534

Company	Shares	U.S. $ Value

Tecan Group AG (REG)	1,410	$584,205

		2,021,664

Pharmaceuticals – 2.4%
Roche Holding AG (Genusschein)	2,665	680,425

		5,129,118

Industrials – 14.8%
Commercial Services & Supplies – 3.4%
Veralto Corp.	10,515	932,260

Construction & Engineering – 2.4%
WSP Global, Inc.(c)	4,050	675,005

Machinery – 3.5%
ATS Corp.(a) (c)	5,851	197,296
SMC Corp.	700	394,912
TOMRA Systems ASA	24,493	383,387

		975,595

Professional Services – 5.5%
Experian PLC	17,726	772,374
RELX PLC (London)	17,783	766,899

		1,539,273

		4,122,133

Consumer Staples – 12.6%
Food Products – 6.0%
Danone SA	14,749	953,447
Kerry Group PLC - Class A	4,708	403,410
Nestle SA (REG)	2,966	315,137

		1,671,994

Personal Care Products – 6.6%
Dabur India Ltd.	58,561	367,190
Haleon PLC	150,106	629,060
Unilever PLC (London)	16,446	825,619

		1,821,869

		3,493,863

Consumer Discretionary – 3.9%
Automobile Components – 3.9%
Autoliv, Inc.	8,938	1,076,403

Energy – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
Neste Oyj	13,641	369,879

Total Common Stocks (cost $21,875,133)		27,705,875

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $480,463)	480,463	$480,463

Total Investments – 101.3% (cost $22,355,596)(g)		28,186,338	(h)
Other assets less liabilities – (1.3)%		(354,677)

Net Assets – 100.0%		$27,831,661

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	KRW	96,646	USD	74	04/18/2024	$2,211
Bank of America, NA	IDR	2,364,118	USD	150	04/25/2024	1,296
Bank of America, NA	USD	45	IDR	697,010	04/25/2024	(1,040)
Bank of America, NA	TWD	22,035	USD	703	05/24/2024	13,617
Barclays Bank PLC	USD	46	TWD	1,449	05/24/2024	(280)
BNP Paribas SA	BRL	2,554	USD	511	04/02/2024	1,957
BNP Paribas SA	USD	511	BRL	2,554	04/02/2024	(1,763)
Citibank, NA	USD	1,705	AUD	2,584	04/18/2024	(19,992)
Citibank, NA	USD	1,308	KRW	1,709,860	04/18/2024	(40,140)
Citibank, NA	IDR	8,511,440	USD	546	04/25/2024	10,240
Citibank, NA	USD	581	CAD	782	06/13/2024	(2,862)
Citibank, NA	USD	45	INR	3,708	06/14/2024	(331)
Deutsche Bank AG	BRL	2,085	USD	419	04/02/2024	2,787
Deutsche Bank AG	USD	417	BRL	2,085	04/02/2024	(1,598)
Deutsche Bank AG	USD	660	SEK	6,944	04/30/2024	(10,524)
Deutsche Bank AG	USD	417	BRL	2,085	05/03/2024	(2,754)
Deutsche Bank AG	CNH	683	USD	96	05/23/2024	1,378
Deutsche Bank AG	TWD	9,829	USD	313	05/24/2024	5,227
Deutsche Bank AG	USD	2,993	EUR	2,732	06/12/2024	(36,984)
Goldman Sachs Bank USA	IDR	1,207,060	USD	77	04/25/2024	896
Goldman Sachs Bank USA	INR	28,195	USD	340	06/14/2024	2,739
JPMorgan Chase Bank, NA	KRW	62,616	USD	48	04/18/2024	1,407
JPMorgan Chase Bank, NA	USD	45	IDR	713,546	04/25/2024	(365)
JPMorgan Chase Bank, NA	USD	70	TWD	2,205	05/24/2024	(1,469)
Morgan Stanley Capital Services, Inc.	BRL	234	USD	47	04/02/2024	337
Morgan Stanley Capital Services, Inc.	USD	47	BRL	234	04/02/2024	(179)
Morgan Stanley Capital Services, Inc.	KRW	259,430	USD	195	04/18/2024	3,058
Morgan Stanley Capital Services, Inc.	GBP	2,347	USD	2,978	04/19/2024	15,402
Morgan Stanley Capital Services, Inc.	USD	3,471	JPY	512,684	05/16/2024	(61,523)
Morgan Stanley Capital Services, Inc.	CNH	807	USD	112	05/23/2024	1,117
Morgan Stanley Capital Services, Inc.	USD	639	TWD	19,889	05/24/2024	(16,784)
NatWest Markets PLC	CNH	742	USD	103	05/23/2024	1,081
State Street Bank & Trust Co.	AUD	627	USD	411	04/18/2024	1,928
State Street Bank & Trust Co.	GBP	215	USD	273	04/19/2024	1,285

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	286	USD	361	04/19/2024	$(215)
State Street Bank & Trust Co.	USD	199	GBP	156	04/19/2024	(1,697)
State Street Bank & Trust Co.	USD	258	ZAR	4,946	04/19/2024	3,128
State Street Bank & Trust Co.	ZAR	812	USD	43	04/19/2024	251
State Street Bank & Trust Co.	ZAR	959	USD	50	04/19/2024	(767)
State Street Bank & Trust Co.	IDR	1,431,724	USD	92	04/25/2024	1,836
State Street Bank & Trust Co.	USD	68	IDR	1,075,296	04/25/2024	(393)
State Street Bank & Trust Co.	NOK	3,052	USD	289	04/30/2024	7,463
State Street Bank & Trust Co.	SEK	1,047	USD	102	04/30/2024	3,950
State Street Bank & Trust Co.	USD	51	NOK	534	04/30/2024	(1,391)
State Street Bank & Trust Co.	USD	442	CHF	387	05/08/2024	(11,176)
State Street Bank & Trust Co.	JPY	113,307	USD	771	05/16/2024	17,463
State Street Bank & Trust Co.	USD	107	ILS	386	05/16/2024	(1,759)
State Street Bank & Trust Co.	USD	107	JPY	16,000	05/16/2024	(223)
State Street Bank & Trust Co.	USD	185	SGD	246	05/17/2024	(2,530)
State Street Bank & Trust Co.	USD	197	MXN	3,333	05/23/2024	2,132
State Street Bank & Trust Co.	EUR	80	USD	87	06/12/2024	845
State Street Bank & Trust Co.	CAD	59	USD	44	06/13/2024	72
State Street Bank & Trust Co.	USD	48	INR	3,953	06/14/2024	(341)
UBS AG	BRL	235	USD	47	04/02/2024	253
UBS AG	USD	47	BRL	235	04/02/2024	(180)
UBS AG	CHF	1,431	USD	1,628	05/08/2024	34,871
UBS AG	USD	2,282	CNH	16,369	05/23/2024	(23,325)

						$(102,358)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the market value of this security amounted to $376,095 or 1.4% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,488,850 and gross unrealized depreciation of investments was $(760,466), resulting in net unrealized appreciation of $5,728,384.

(h)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2024 (unaudited)

25.2%	United States
16.1%	United Kingdom
10.5%	Switzerland
5.8%	Taiwan
5.6%	India
5.5%	Canada
5.5%	Japan
4.8%	Germany
3.8%	Sweden
3.7%	Netherlands
3.4%	France
3.0%	Indonesia
1.4%	Ireland
4.0%	Other
1.7%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following: Finland, Hong Kong and Norway.

AB Variable Products Series Fund, Inc.

AB Sustainable International Thematic Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$2,514,145	$5,444,708		$—	$7,958,853
Financials	751,103	4,804,523		—	5,555,626
Health Care	2,168,349	2,960,769		—	5,129,118
Industrials	1,804,561	2,317,572		—	4,122,133
Consumer Staples	—	3,493,863		—	3,493,863
Consumer Discretionary	1,076,403	—		—	1,076,403
Energy	—	369,879		—	369,879
Short-Term Investments	480,463	—		—	480,463

Total Investments in Securities	8,795,024	19,391,314	(a)	—	28,186,338
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	140,227		—	140,227
Liabilities:
Forward Currency Exchange Contracts	—	(242,585)		—	(242,585)

Total	$8,795,024	$19,288,956		$—	$28,083,980

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2024 is as follows:

Fund	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,230	$4,436	$5,186	$480	$8
Government Money Market Portfolio*	674	1,033	1,707	0	2
Total	$1,904	$5,469	$6,893	$480	$10

*	Investments of cash collateral for securities lending transactions.